UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund:  BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,745	$2,034,217
6.00%, 6/01/19	500	582,870
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,324,406

		3,941,493
Arizona — 6.5%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/20 (a)	475	567,236
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	3,300	3,579,048
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45 (b)	455	469,828
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,127,325
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,248,903
5.00%, 12/01/37	4,585	5,503,146
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	750	888,428
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	1,600	2,001,984

		18,385,898
Arkansas — 3.2%
City of Benton Arkansas, RB, 4.00%, 6/01/39	1,355	1,447,045
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,850	1,930,216
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,800	2,064,636
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,955	3,063,655

Municipal Bonds	Par (000)	Value
Arkansas (continued)
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	$465	$527,031

		9,032,583
California — 18.1%
California Health Facilities Financing Authority, RB:
Series A, 3.25%, 11/15/36 (c)	1,230	1,209,840
Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,785,507
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	5,030	5,223,152
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (d)	1,500	1,551,330
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,539,340
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	535	615,929
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (d)	2,475	2,215,150
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (e)	12,000	4,845,840
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (e)	2,270	1,448,759
0.00%, 8/01/33 (e)	4,250	1,626,773
0.00%, 8/01/39 (d)	3,000	2,614,020
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (d)	4,200	4,683,420
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	2,000	2,326,480
4.00%, 10/01/44	2,520	2,661,750
State of California, GO, Various Purposes:
5.75%, 4/01/31	3,000	3,439,740
6.00%, 3/01/33	2,270	2,719,551
6.50%, 4/01/33	2,900	3,404,716

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes (continued):
5.50%, 3/01/40	$3,650	$4,242,651

		51,153,948
Colorado — 0.3%
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/20 (a)	750	918,795
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, Refunding RB:
3.25%, 12/01/36	150	148,872
4.00%, 7/01/38	570	603,493
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,047,404

		1,799,769
Delaware — 2.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,953,288
Delaware Transportation Authority, RB:
5.00%, 6/01/45	3,000	3,464,280
5.00%, 6/01/55	1,430	1,615,357

		7,032,925
Florida — 8.4%
Capital Trust Agency Inc, RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	900	915,705
County of Miami-Dade Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	1,390	1,567,434
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/32 (e)	4,225	1,796,132
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/33 (e)	4,000	1,612,440
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/34 (e)	4,580	1,753,590
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/35 (e)	5,000	1,814,950

Municipal Bonds	Par (000)	Value
Florida (continued)
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (e)	$5,000	$2,673,300
County of Miami-Dade Florida, RB (continued):
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (e)	15,375	7,850,321
Series B, AMT, 6.00%, 10/01/32	3,000	3,705,180
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	200	216,510

		23,905,562
Georgia — 2.5%
City of Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/01/43	6,000	6,942,240
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	661,446
Idaho — 4.0%
Idaho Health Facilities Authority, RB:
4.00%, 12/01/45	1,950	2,027,025
St. Lukes Health System Project Series A, 5.00%, 3/01/39	5,800	6,551,912
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (a)	2,500	2,880,100

		11,459,037
Illinois — 8.6%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (f)	5,000	5,942,150
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	2,400	2,470,368
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,735	1,898,576

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$1,000	$1,093,300
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (a)	1,200	1,419,480
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,490	1,726,716
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,646,670
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	5,000	5,098,300
6.00%, 6/01/28	1,700	2,046,001
State of Illinois, GO, 5.00%, 2/01/39	1,000	1,052,520

		24,394,081
Iowa — 0.9%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	965	1,015,286
6.00%, 9/01/39	1,500	1,575,165

		2,590,451
Kansas — 2.9%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	6,000	6,762,120
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,306,998

		8,069,118
Kentucky — 5.3%
Counties of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/18 (a)	2,250	2,492,100
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	3,400	3,862,604
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (e)	8,500	6,908,715

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (d):
0.00%, 7/01/34	$1,000	$788,630
0.00%, 7/01/39	1,395	1,071,527

		15,123,576
Louisiana — 2.4%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	1,790	2,030,379
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,855,542
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	666,516
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 11/01/45	2,370	2,373,674

		6,926,111
Maryland — 0.8%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project, 5.13%, 7/01/36	260	268,333
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Project, 5.25%, 7/01/44	260	267,836
County of Montgomery Maryland, RB, 5.00%, 12/01/45	1,500	1,759,095

		2,295,264
Massachusetts — 1.2%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, 5.00%, 1/01/41	2,400	2,650,536
International Charter School, 5.00%, 4/15/40	600	650,142

		3,300,678

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Michigan — 3.6%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	$360	$383,137
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,400,120
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	2,750	3,271,510
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/18 (a)	1,135	1,299,734
6.25%, 10/15/38	740	838,080

		10,192,581
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	345	398,140
6.50%, 11/15/38	1,905	2,160,251

		2,558,391
Mississippi — 3.3%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	668,298
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	2,110,951
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,984,326
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (a)	3,150	3,643,826

		9,407,401
Missouri — 2.7%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,473,781

Municipal Bonds	Par (000)	Value
Missouri (continued)
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	$500	$561,305
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	520,488
Missouri State Health & Educational Facilities Authority, RB (continued):
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	853,740
Heartland Regional Medical Center, 4.13%, 2/15/43	1,100	1,139,875
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,733,085
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	1,200	1,347,912

		7,630,186
Montana — 0.1%
Gallatin County School District No 7 Bozeman, GO, 3.00%, 6/01/36	265	260,702
Nebraska — 4.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	985,446
City of Omaha Nebraska School District, GO, 4.00%, 12/15/39	2,500	2,637,600
County of Douglas Nebraska Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project, 4.00%, 5/15/33	1,945	2,004,497
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	674,862
Lincoln Airport Authority, Refunding RB, Series A, 4.00%, 7/01/40	780	825,513
Minden Public Schools, GO, 4.00%, 12/15/39	500	512,575
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	2,535	2,970,057
4.00%, 1/01/44	600	625,830

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	$2,535	$2,970,057
4.00%, 1/01/44	600	625,830

		11,236,380
Nevada — 0.9%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,500	1,598,820
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,079,718

		2,678,538
New Jersey — 6.6%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (g)(h)	1,510	60,007
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	990	1,122,215
The Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	300	330,195
Continental Airlines, Inc. Project, 5.25%, 9/15/29	1,335	1,465,803
New Jersey Educational Facilities Authority, Refunding RB:
The College of New Jersey, 3.50%, 7/01/31	1,825	1,877,596
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	1,225	1,482,875
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	770	866,412
5.00%, 7/01/25	500	581,955
5.63%, 7/01/37	2,560	2,978,765
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	120	124,283
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,780	3,161,027

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (e)	$1,600	$601,824
Transportation Program, Series AA, 5.00%, 6/15/44	1,850	1,946,847
Transportation Program, Series AA, 5.00%, 6/15/45	1,350	1,423,305
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.00%, 6/15/46	600	632,106

		18,655,215
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	680	784,455
New York — 7.5%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	2,380	2,811,661
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.63%, 8/01/25 (i)	2,600	2,709,382
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium:
(AMBAC), 5.00%, 1/01/39	1,100	1,127,236
(AGC), 6.50%, 1/01/46	300	342,078
County of Erie New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,825	1,775,597
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	1,400	1,462,342
Hudson Yards Infrastructure Corp., RB, Series A (AGM), 5.00%, 2/15/47	500	519,840
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	2,475	2,782,841
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	3,495	4,113,405

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,250	$1,411,675
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	640	677,523
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	600	605,592
Utility Debt Securitization Authority, Refunding RB, Restructuring, 3.00%, 12/15/32	875	898,284

		21,237,456
North Carolina — 1.5%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,175	2,179,198
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/18 (a)	1,750	2,016,525

		4,195,723
North Dakota — 0.6%
City of Fargo North Dakota, GO, Series D, 4.00%, 5/01/37	795	847,542
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (a)	720	863,208

		1,710,750
Ohio — 1.1%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	3,000	3,126,030
Oklahoma — 1.2%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	923,264
5.00%, 10/01/39	280	319,130

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	$570	$600,273
Oklahoma Water Res. Board, RB, 4.00%, 4/01/40	1,475	1,576,583

		3,419,250
Oregon — 2.8%
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	1,505	1,628,470
County of Lane Oregon School District No. 19 Springfield, GO, CAB,Series B, 0.00%, 6/15/40 (e)	1,500	596,940
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,428,375
State of Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/45	3,740	4,223,694

		7,877,479
Pennsylvania — 4.7%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	1,521,025
County of Delaware Pennsylvania Authority, RB, Villanova University, 4.00%, 8/01/45	3,000	3,142,170
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,385,050
Series D (AGM), 5.00%, 1/01/40	3,640	4,060,129
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (e)(f)	500	348,855
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	810	845,373

		13,302,602
Rhode Island — 4.2%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,491,460
Rhode Island Infrastructure Bank:
4.00%, 10/01/36	620	655,532
5.00%, 10/01/40	1,845	2,112,045

6	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Rhode Island Infrastructure Bank, RB, Series A:
3.00%, 10/01/31	$300	$306,837
3.00%, 10/01/32	120	122,042
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	1,330	1,479,226
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,070,000
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 4.50%, 6/01/45	2,725	2,762,224

		11,999,366
South Carolina — 0.3%
South Carolina State Public Service Authority, Refunding RB, Series A, 3.25%, 12/01/35 (c)	735	724,607
Tennessee — 2.8%
County of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	2,945	3,319,074
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	973,787
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,291,982
5.38%, 11/01/28	1,000	1,148,000
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	1,200	1,308,852

		8,041,695
Texas — 8.6%
City of Leander Texas Independent School District, GO, Refunding, Refunding, CAB Series D, 0.00%, 8/15/35 (e)	6,000	2,735,580
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	1,000	1,175,930
7.25%, 12/01/18	2,650	3,125,489

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (e)	$5,000	$1,757,400
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,200	2,512,664
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (e)	16,780	6,482,114
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,545	1,716,310
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,324,897
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,621,780

		24,452,164
U.S. Virgin Islands — 0.6%
Virgin Islands Public Finance Authority, Refunding RB, Virgin Islands Gross Receipts, Series C, 4.50%, 10/01/44	1,665	1,718,014
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	600	612,516
Vermont — 3.2%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	5,650	6,007,362
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 6/01/18 (a)	1,820	1,997,341

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Vermont (continued)
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 6/15/32	$1,050	$1,098,731

		9,103,434
Virginia — 0.7%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,755	2,028,271
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	2,100	2,469,579
Wisconsin — 0.8%
WPPI Energy Power Supply Systems, Refunding RB, Series A:
5.00%, 7/01/36	670	778,802
5.00%, 7/01/37	1,330	1,541,656

		2,320,458
Total Municipal Bonds — 133.9%		379,676,218

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
California — 1.9%
State of California, GO, Go, Various Purpose (NPFGC), 5.00%, 6/01/37	5,000	5,263,200
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (a)	5,250	5,554,920
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,500,687
Minnesota — 2.0%
State of Minnesota, RB, Series A, 5.00%, 6/01/38	5,000	5,764,385

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New Jersey — 1.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (k)	$2,861	$3,060,560
New York — 9.2%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	1,600	1,739,376
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	690	767,838
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,000	4,574,511
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	924,196
Series A, 4.75%, 6/15/30	4,000	4,213,560
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,750	2,037,274
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	5,231,079
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (a)	3,359	3,695,177
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	2,360	2,778,853

		25,961,864
Ohio — 1.6%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (a)	1,740	1,836,379

8	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Ohio (continued)
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,600	$2,811,406

		4,647,785
Texas — 0.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,380	2,675,548
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.3%		57,428,949
Total Long-Term Investments (Cost — $391,787,937) — 154.2%		437,105,167

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds: MuniCash, 0.02% (l)(m)	2,292,036	$2,292,036
Total Short-Term Securities (Cost — $2,292,036) — 0.8%		2,292,036
Total Investments (Cost — $394,079,973*) — 155.0%		$439,397,203
Other Assets Less Liabilities — 0.4%		1,222,710
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.0)%		(31,291,795)
VMTP Shares, at Liquidation Value — (44.4)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$283,428,118

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$363,119,695

Gross unrealized appreciation	$47,734,340
Gross unrealized depreciation	(2,742,899)

Net unrealized appreciation	$44,991,441

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Zero-coupon bond.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Variable rate security. Rate as of period end.

(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(k)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $3,148,884.

(l)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Fund: MuniCash	—	2,292,036	2,292,036	—
FFI Institutional Tax-Exempt Fund	4,608,232	(4,608,232)	—	$694

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

(m)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(55)	10-Year U.S. Treasury Note	March 2016	$7,126,797	$(162,650)
(40)	5-Year U.S. Treasury Note	March 2016	$4,826,875	(72,459)
(39)	Long U.S. Treasury Bond	March 2016	$6,280,219	(243,582)
(9)	Ultra U.S. Treasury Bond	March 2016	$1,495,687	(61,856)
Total				$(540,547)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	COP	Certificates of Participation	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GARB	General Airport Revenue Bonds	PILOT	Payment in Lieu of Taxes
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	RB	Revenue Bonds
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority	S/F	Single-Family
CAB	Capital Appreciation Bonds

10	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$437,105,167	—	$437,105,167
Short-Term Securities	$2,292,036	—	—	2,292,036

Total	$2,292,036	$437,105,167	—	$439,397,203

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(540,547)	—	—	$(540,547)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$310,050	—	—	$310,050
Liabilities:
Bank overdraft	—	$(4,217)	—	(4,217)
TOB Trust Certificates	—	(31,286,067)	—	(31,286,067)
VMTP Shares	—	(125,900,000)	—	(125,900,000)

Total	$310,050	$(157,190,284)	—	$(156,880,234)

During the period ended January 31, 2016, there were no transfers between levels.

12	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 22, 2016